Federal Home Loan Bank Advances, Additional Information (Details)	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank advances instruments, fixed interest rate minimum (in hundredths)	2.94%
Federal Home Loan Bank advances instruments, fixed interest rate maximum (in hundredths)	4.95%
Long term debt weighted average rate (in hundredths)	3.90%	3.90%